Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Other provisions	£ (1,184)	£ (1,471)
Other non-current liabilities	(899)	(921)
Financial liabilities	(41,442)	(45,058)
Trade and Other Payables, Other Provisions and Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(16,263)	(17,554)
Other provisions	(1,184)	(1,471)
Contingent consideration liabilities	(7,068)	(6,076)
Other non-current liabilities	(899)	(921)
Financial liabilities	(25,414)	(26,022)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Trade and Other Payables, Other Provisions and Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	0	0
Other provisions	0	0
Contingent consideration liabilities	(7,068)	(6,076)
Other non-current liabilities	0	0
Financial liabilities	(7,068)	(6,076)
Amortised cost [member] | Trade and Other Payables, Other Provisions and Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(14,065)	(15,431)
Other provisions	(63)	(113)
Contingent consideration liabilities	0	0
Other non-current liabilities	(84)	(52)
Financial liabilities	(14,212)	(15,596)
Financial Instruments [member] | Trade and Other Payables, Other Provisions and Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(14,065)	(15,431)
Other provisions	(63)	(113)
Contingent consideration liabilities	(7,068)	(6,076)
Other non-current liabilities	(84)	(52)
Financial liabilities	(21,280)	(21,672)
Non Financial Instruments [member] | Trade and Other Payables, Other Provisions and Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(2,198)	(2,123)
Other provisions	(1,121)	(1,358)
Contingent consideration liabilities	0	0
Other non-current liabilities	(815)	(869)
Financial liabilities	£ (4,134)	£ (4,350)